UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      West Creek Capital, LLC
           -----------------------------------------------------
Address:   1919 Pennsylvania Avenue, NW Suite 725 Washington, DC 20006
           -----------------------------------------------------

Form 13F File Number: 028-12850


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jacqueline Manger
        -------------------------
Title:  VP, Chief Operating Officer
        -------------------------
Phone:  (202) 466-5917
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jacqueline Manger    Washington, DC    5/12/2009

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  16

Form 13F Information Table Value Total:  $24,835.00


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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FORM 13F INFORMATION TABLE

                                                            VALUE    SHARES/   SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT   PRN CALL DSCRETN MANAGERS  SOLE   SHARED NONE
------------------------------ ----------------- --------- -------- ---------- --- ---- ------- -------- ------- ------ ----
NATIONAL RETAIL PROPERTIES INC                   637417AA4     3582    4100000 PRN      SOLE             4100000      0    0
2020 CHINACAP ACQUIRCO UNIT EX common stock      90212G208     1664     223000 SH       SOLE              223000      0    0
A H BELO CORP COM CL A         common stock      001282102      204     208280 SH       SOLE              208280      0    0
ADVANCED TECH ACQU CRP UNIT EX common stock      007556202     1379     180000 SH       SOLE              180000      0    0
BELO CORP COM SER A            common stock      080555105      672    1101095 SH       SOLE             1101095      0    0
CAPITAL SR LIVING CORP COM     common stock      140475104     4164    1706650 SH       SOLE             1706650      0    0
CBS CORP NEW CL B              common stock      124857202      690     179700 SH       SOLE              179700      0    0
CMS BANCORP INC COM            common stock      12600U102     1176     167979 SH       SOLE              167979      0    0
GREAT LAKE DREDGE DCK COM      common stock      390607109     1852     615354 SH       SOLE              615354      0    0
HICKS ACQST CO I INC UNIT EX   common stock      429086408      104      11000 SH       SOLE               11000      0    0
KAPSTONE PAPER & PACK COM      common stock      48562P103     5779    2348994 SH       SOLE             2348994      0    0
KAPSTONE PAPER & PACK WT EX 08 common stock      48562P111       48     965755 SH       SOLE              965755      0    0
ONVIA COM INC COM              common stock      68338T403     2500     654572 SH       SOLE              654572      0    0
OVERTURE ACQST CORP UNIT EX 00 common stock      G6830P209      493      52300 SH       SOLE               52300      0    0
PROLIANCE INTL INC COM         common stock      74340R104       20     124696 SH       SOLE              124696      0    0
SAPPHIRE INDUSTRL CORP UNIT EX common stock      80306T208      508      53000 SH       SOLE               53000      0    0
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